Share based compensation - Number of shares warrants give right to for Plan 2021 (Details) - 2021 Plan											12 Months Ended
	Jun. 14, 2023 shares	Apr. 12, 2023 shares	Mar. 24, 2023 shares € / shares	Aug. 08, 2022 shares	Jun. 08, 2022 shares	May 14, 2022 shares	Feb. 21, 2022 shares	Oct. 27, 2021	Sep. 17, 2021	Sep. 08, 2021 shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1											930,875	1,119,250
Granted	161,398	100,000	200,862	75,000	175,000	72,500	219,000	111,500	319,240
Forfeited											(10,000)	(51,125)
Exercised											(11,375)	(63,625)
Expired											(80,125)	(73,625)
Outstanding as at December 31											829,375	930,875
Exercisable as at December 31											794,785	800,819
Maximum Number Of Warrants Approved For Issuance										1,400,000
Number Of Common Share Per Warrant										1	1
Number Of Warrants Granted And Not Accepted							5,000		29,500
Maximum Number Of Warrant Holders											150
Percentage Of Warrant Vesting At Grant Date											25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date											25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date											25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date											25
Exercise Price Per Warrant | € / shares			€ 5.42								€ 25.31
Percentage Of Warrants With Reduced Exercise Price			75
Percentage Of Warrants With Unchanged Exercise Price			25
Warrant Maximum Term											10 years